Restricted net assets and parent company only condensed financial information - Schedule of Condensed Income Statements (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Income Statements Captions [LineItems]
Administrative expenses	¥ (126,318)	$ (19,359)	¥ (117,169)	¥ (88,233)
Other income and gains - net	8,526	1,307	13,297	17,074
Finance costs	(5,627)	(862)	(11,704)
- loss on fair value changes	(2,823,370)	(432,700)	(333,401)	(233,632)
- other loss			(26,542)
Loss before income tax	(3,069,043)	(470,351)	(676,034)	(464,993)
Loss for the year	(3,069,043)	(470,351)	(676,034)	¥ (464,993)
Parent
Condensed Income Statements Captions [LineItems]
Administrative expenses	(19,480)	(2,986)	(18,199)
Other income and gains - net	833	128
Finance costs	(1,230)	(189)	(6,303)
- loss on fair value changes	(2,823,370)	(432,700)	(208,869)
- other loss			(26,542)
Loss before income tax	(2,843,247)	(435,747)	(259,913)
Loss for the year	¥ (2,843,247)	$ (435,747)	¥ (259,913)